Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Disclosure of operating segments [line items]
Net interest income	[1]	$ 21,522		$ 19,252
Non-interest income	[2]	16,219	[3]	14,418	[4]
Total revenue		37,741		33,670
Provision for credit losses		4,714		4,051
Depreciation and amortization		1,604		1,760	[5],[6]
Other non-interest expenses		20,914		17,935
Income tax expense		2,751		2,032
Net income		7,758		7,892
Net income attributable to non-controlling interests in subsidiaries		(31)		134
Net income attributable to equity holders of the Bank		7,789		7,758
Average assets		1,465,000		1,419,000
Average liabilities		1,379,000		1,338,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1]	10,484	[7]	10,185	[5]
Non-interest income	[2]	2,941	[3],[7]	2,848	[4],[5]
Total revenue		13,425	[7]	13,033	[5]
Provision for credit losses		2,293	[7]	1,691	[5]
Depreciation and amortization		552	[7]	568	[5],[6]
Other non-interest expenses		5,853	[7]	5,557	[5]
Income tax expense		1,302	[7]	1,440	[5]
Net income		3,425	[7]	3,777	[5]
Net income attributable to equity holders of the Bank		3,425	[7]	3,777	[5]
Average assets		463,000	[7]	449,000	[5]
Average liabilities		382,000	[7]	389,000	[5]
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1]	8,866	[7]	8,867	[5]
Non-interest income	[2]	3,177	[3],[7]	2,999	[4],[5]
Total revenue		12,043	[7]	11,866	[5]
Provision for credit losses		2,309	[7]	2,285	[5]
Depreciation and amortization		483	[7]	568	[5],[6]
Other non-interest expenses		5,681	[7]	5,602	[5]
Income tax expense		781	[7]	705	[5]
Net income		2,789	[7]	2,706	[5]
Net income attributable to non-controlling interests in subsidiaries		158	[7]	125	[5]
Net income attributable to equity holders of the Bank		2,631	[7]	2,581	[5]
Average assets		227,000	[7]	231,000	[5]
Average liabilities		175,000	[7]	179,000	[5]
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1]	1,025	[7]	786	[5]
Non-interest income	[2]	5,403	[3],[7]	4,803	[4],[5]
Total revenue		6,428	[7]	5,589	[5]
Provision for credit losses		14	[7]	27	[5]
Depreciation and amortization		189	[7]	187	[5],[6]
Other non-interest expenses		3,955	[7]	3,468	[5]
Income tax expense		590	[7]	479	[5]
Net income		1,680	[7]	1,428	[5]
Net income attributable to non-controlling interests in subsidiaries		10	[7]	10	[5]
Net income attributable to equity holders of the Bank		1,670	[7]	1,418	[5]
Average assets		38,000	[7]	35,000	[5]
Average liabilities		48,000	[7]	41,000	[5]
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1]	1,400	[7]	1,102	[5]
Non-interest income	[2]	4,766	[3],[7]	3,959	[4],[5]
Total revenue		6,166	[7]	5,061	[5]
Provision for credit losses		97	[7]	47	[5]
Depreciation and amortization		259	[7]	258	[5],[6]
Other non-interest expenses		3,304	[7]	2,864	[5]
Income tax expense		585	[7]	414	[5]
Net income		1,921	[7]	1,478	[5]
Net income attributable to non-controlling interests in subsidiaries	[7]	(1)
Net income attributable to equity holders of the Bank		1,922	[7]	1,478	[5]
Average assets		509,000	[7]	495,000	[5]
Average liabilities		520,000	[7]	475,000	[5]
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1]	(253)	[7],[8]	(1,688)	[5],[9]
Non-interest income	[2]	(68)	[3],[7],[8]	(191)	[4],[5],[9]
Total revenue		(321)	[7],[8]	(1,879)	[5],[9]
Provision for credit losses		1	[7],[8]	1	[5],[9]
Depreciation and amortization		121	[7],[8]	179	[5],[6],[9]
Other non-interest expenses		2,121	[7],[8]	444	[5],[9]
Income tax expense		(507)	[7],[8]	(1,006)	[5],[9]
Net income		(2,057)	[7],[8]	(1,497)	[5],[9]
Net income attributable to non-controlling interests in subsidiaries		(198)	[7],[8]	(1)	[5],[9]
Net income attributable to equity holders of the Bank		(1,859)	[7],[8]	(1,496)	[5],[9]
Average assets		228,000	[7],[8]	209,000	[5],[9]
Average liabilities		$ 254,000	[7],[8]	$ 254,000	[5],[9]

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[3]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $19; International Banking – $152; Global Banking and Markets – $1; and Other – $436.
[4]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $(9); International Banking – $130; and Other – $77.
[5]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[6]	Includes impairment charge on software and other intangible assets in the Other segment.
[7]	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment. Effective January 1, 2024, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market property, which has resulted in a lower TEB gross-up for fiscal 2024.
[8]	Includes all other smaller operating segments and corporate adjustments.
[9]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2024 amounting to $55 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.